Share-Based Payments - Schedule of Expense Recognized for Employee Services Received (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	€ 1,015
Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	2,760
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	17,075	€ 27,028	€ 7,641
Cost of Sales | Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	179
Cost of Sales | Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	869	896	114
Research and Development Expenses | Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	681
Research and Development Expenses | Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	1,514
Research and Development Expenses | Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	11,120	20,016	6,786
Sales and Marketing Expenses | Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	8
Sales and Marketing Expenses | Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	111	108	13
General And Administrative Expenses | Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	147
General And Administrative Expenses | Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	1,246
General And Administrative Expenses | Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized for employee services received	€ 4,975	€ 6,008	€ 728